INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Intellectual property rights(1)	7,375	22,919	3,596
Purchased software	5,570	8,543	1,341
Less: accumulated amortization	(1,156)	(4,175)	(655)
Intangible assets, net	11,789	27,287	4,282
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.